Subsequent events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent events

41.	Subsequent events

Payment of interest on shareholders’ equity

The Company’s Board of Directors approved the distribution of R$ 655,000 of interest on shareholders’ equity on December 6, 2023. The payment took place on January 23, 2024, and the date for identification of shareholders entitled to receive such amounts took place on December 21, 2023.

Distribution of complementary dividends

On March 28, 2024, at the Annual and Extraordinary Shareholders’ Meeting, was approved, as proposed complementary dividends, the amount of R$1,310,000, at the gross value, to be paid on April, May and July 2024, without the application of any monetary restatement index, considering the date of April 9, 2024 as the date for identification of shareholders entitled to receive such values, as follows: (i) the amount of R$ 440,385 will be distributed based on profit from previous years through the use of the expansion reserve, and (ii) the remaining amount of R$869,614 will be distributed based on the profit of the fiscal year of 2023.

Distribution of interest on shareholders’ equity

The Company’s Board of Directors approved the distribution of R$ 200,000 of interest on shareholders’ equity as of March 19, 2024. The payment took place on April 22, 2024, and the date for identification of shareholders entitled to receive such amounts was March 22, 2024.

Anticipation of dividends payment

The Company, in continuity with the Notice to Shareholders disclosed on March 28, 2024, and April 16, 2024, decided to anticipate to April 22, 2024, the payment of the first installment of the complementary dividends, in the total amount of R$ 437,000.

Such a payment was initially scheduled to April 23, 2024. This anticipation in payment date does not change any of the conditions previously communicated to the market, and the date for identification of shareholders entitled to receive such amount was April 9, 2024.

Payment of interest on shareholders’ equity

The Company, in continuity with the Notice to Shareholders published by the Company on March 19, 2024, decided to anticipate to April 22, 2024, the payment of Interest on shareholder’s equity, in the amount of R$200,000.

Such q payment was initially scheduled to be paid up to April 23, 2024. This anticipation in payment date does not change any of the conditions previously communicated to the market, and the date for identification of shareholders entitled to receive such amounts was March 23, 2024.